Supplement dated March 14, 2018, to the

Prospectus and Summary Prospectus dated May 1, 2017

Adviser: Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Sub-Adviser: Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

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The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectus for the Portfolio, each dated May 1, 2017.

Effective March 12, 2018, Jason Teed, CFA replaced George Yang as a Subadviser Portfolio Manager for the Portfolio. Accordingly, all references to Mr. Yang are deleted in their entirety and changes to the Portfolio’s Summary Prospectus and Prospectus are set forth below.

The following supplements the paragraph under the section of the Portfolio's Summary Prospectus entitled "Subadviser Portfolio Managers:"

Subadviser Portfolio Managers: Jason Teed, CFA, Director of Research of the Subadviser, has served the Portfolio as a portfolio manager since March 2018.

The following supplements the paragraph under the section of the Portfolio's Prospectus entitled "Subadviser Portfolio Managers:"

Subadviser Portfolio Managers: Jason Teed, CFA, Director of Research of the Subadviser, has served the Portfolio as a portfolio manager since March 2018. Mr. Teed has served as Director of Research since September 2017. From December 2012 to August 2017, he served as Assistant Manager of Research. Mr. Teed is responsible for the daily calculation of mutual fund trades, optimization of trading system models, development and verification of new algorithmic trading methodologies (up to and through completion and actual trading), proprietary asset-allocation design and testing, walk-forward optimization design and utilization, and fiduciary communication with clients. Mr. Teed holds an MBA in finance from Walsh College of Accountancy and Business Administration, where he graduated magna cum laude. He holds the designation of Chartered Financial Analyst (CFA).

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, Statement of Additional Information for the Portfolio, each dated May 1, 2017; and the Statement of Additional Information supplement for the Portfolio dated March 14, 2018, which provide information that you should know about the Portfolio before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Portfolio toll-free 1-855-650-QGLD (7453). You may also write to The Gold Bullion Strategy Portfolio, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.

A SERIES OF ADVISORS PREFERRED TRUST

Supplement dated March 14, 2018, to the

Statement of Additional Information dated May 1, 2017

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The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information dated May 1, 2017.

Effective March 12, 2018, Jason Teed, CFA replaces George Yang as a Subadviser Portfolio Manager for the Portfolio. Accordingly, all references to Mr. Yang are deleted in their entirety and changes to the Portfolio's Statement of Additional Information are set forth below.

The following supplements the paragraphs under the section entitled "Subadviser."

As of February 28, 2018, Mr. Teed was responsible for the management of the following other types of accounts (other than the Portfolio):

Jason Teed Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following supplements the paragraphs under the section entitled "Ownership of Securities."

The following table shows the dollar range of equity securities beneficially owned by Mr. Teed in the Portfolio as of February 28, 2018:

Jason Teed	None

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, Statement of Additional Information for the Portfolio, each dated May 1, 2017; and the Prospectus and Summary Prospectus supplement for the Portfolio dated March 14, 2018, which provide information that you should know about the Portfolio before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Portfolio toll-free 1-855-650-QGLD (7453). You may also write to The Gold Bullion Strategy Portfolio, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.